General and Administrative Expenses	6 Months Ended
Jun. 30, 2026
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 6 – GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses include the following categories:

	June 30,
	2026	2025
Accounting, tax, and audit fees	$1,406	$258
Legal fees	4,510	1,516
Consulting and advisory fees	1,623	-
Directors’ fees	623	115
Compensation and benefits	1,648	224
Travel and entertainment	230	84
Insurance and medical benefit expenses	844	57
Advertising and marketing expenses	825	100
Provision for expected credit losses for accounts receivable	3,114	216
Office and supplies and administrative expenses	118	111
Miscellaneous	152	396
Total	$15,093	$3,077